Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 Vessel MaintenanceAndSafety Segment
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	6
Scheduled For Delivery [Member]
Segment Reporting Information [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety	3
Delivery in Early 2015 [Member] | Scheduled For Delivery [Member]
Segment Reporting Information [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety	1
Delivery In Late Two Thousand Sixteen Through Mid Two Thousand Nineteen [Member] | Scheduled For Delivery [Member]
Segment Reporting Information [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety	2
Towage segment [Member]
Segment Reporting Information [Line Items]
Number of vessels | Vessel	6
Towage segment [Member] | Delivery in 2016 [Member] | Newbuildings [Member]
Segment Reporting Information [Line Items]
Number of vessels | Vessel	4
Conventional Tankers [Member] | Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Number of vessels | Vessel	3